Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investment Grade Bond Portfolio
March 31, 2024
VIPIGB-NPRT1-0524
1.799863.120
Nonconvertible Bonds - 26.7%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
2.55% 12/1/33	8,483,000	6,794,672
3.8% 12/1/57	8,657,000	6,267,858
4.3% 2/15/30	1,940,000	1,864,475
4.75% 5/15/46	10,884,000	9,747,148
Verizon Communications, Inc. 2.55% 3/21/31	3,143,000	2,685,131
		27,359,284
Media - 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.4% 4/1/33	1,435,000	1,271,719
4.908% 7/23/25	2,191,000	2,164,335
5.25% 4/1/53	1,091,000	864,033
5.375% 5/1/47	10,656,000	8,586,240
5.5% 4/1/63	1,435,000	1,125,375
6.484% 10/23/45	1,557,000	1,443,063
Discovery Communications LLC:
3.625% 5/15/30	1,973,000	1,764,599
4.65% 5/15/50	5,336,000	4,168,256
Fox Corp.:
5.476% 1/25/39	1,027,000	977,373
5.576% 1/25/49	682,000	635,089
Time Warner Cable LLC:
4.5% 9/15/42	525,000	388,398
5.5% 9/1/41	965,000	803,307
5.875% 11/15/40	852,000	738,020
6.55% 5/1/37	11,472,000	10,844,103
7.3% 7/1/38	2,146,000	2,167,795
Warnermedia Holdings, Inc.:
3.638% 3/15/25	1,270,000	1,244,767
3.755% 3/15/27	2,484,000	2,370,550
4.054% 3/15/29	861,000	806,004
4.279% 3/15/32	3,451,000	3,082,566
5.05% 3/15/42	1,789,000	1,537,633
5.141% 3/15/52	2,782,000	2,309,053
		49,292,278
Wireless Telecommunication Services - 0.2%
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	3,463,000	3,335,240
3.875% 4/15/30	5,007,000	4,690,470
		8,025,710
TOTAL COMMUNICATION SERVICES		84,677,272
CONSUMER DISCRETIONARY - 0.3%
Specialty Retail - 0.3%
AutoNation, Inc. 4.75% 6/1/30	434,000	416,714
AutoZone, Inc.:
3.625% 4/15/25	649,000	637,083
4% 4/15/30	3,015,000	2,860,504
Lowe's Companies, Inc.:
3.35% 4/1/27	384,000	366,903
3.75% 4/1/32	1,183,000	1,086,651
4.45% 4/1/62	4,962,000	4,051,906
4.5% 4/15/30	2,166,000	2,117,930
O'Reilly Automotive, Inc. 4.2% 4/1/30	668,000	638,850
		12,176,541
CONSUMER STAPLES - 1.2%
Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc. 4.7% 2/1/36	774,000	748,318
Molson Coors Beverage Co. 5% 5/1/42	7,433,000	7,037,515
		7,785,833
Food Products - 0.4%
General Mills, Inc. 2.875% 4/15/30	408,000	363,207
JBS U.S.A. Lux SA/JBS Food Co./JBS U.S.A. Finance, Inc.:
2.5% 1/15/27	5,004,000	4,612,593
3% 5/15/32	4,479,000	3,652,897
3.625% 1/15/32	1,723,000	1,474,259
5.125% 2/1/28	1,885,000	1,856,266
5.5% 1/15/30	717,000	706,615
5.75% 4/1/33	3,880,000	3,822,467
		16,488,304
Tobacco - 0.6%
Altria Group, Inc.:
4.25% 8/9/42	3,140,000	2,573,143
4.5% 5/2/43	2,104,000	1,772,767
4.8% 2/14/29	575,000	569,353
5.95% 2/14/49	753,000	766,351
BAT Capital Corp. 6.421% 8/2/33	1,907,000	1,994,858
Imperial Tobacco Finance PLC:
4.25% 7/21/25 (b)	8,792,000	8,631,004
6.125% 7/27/27 (b)	1,890,000	1,928,066
Reynolds American, Inc.:
4.45% 6/12/25	824,000	812,980
5.7% 8/15/35	689,000	672,799
6.15% 9/15/43	2,271,000	2,252,490
7.25% 6/15/37	1,681,000	1,813,170
		23,786,981
TOTAL CONSUMER STAPLES		48,061,118
ENERGY - 3.4%
Energy Equipment & Services - 0.0%
Halliburton Co. 4.85% 11/15/35	1,223,000	1,189,441
Oil, Gas & Consumable Fuels - 3.4%
Canadian Natural Resources Ltd.:
3.8% 4/15/24	3,850,000	3,847,115
5.85% 2/1/35	1,417,000	1,431,069
Columbia Pipeline Group, Inc. 4.5% 6/1/25	758,000	747,294
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)	547,000	561,206
6.036% 11/15/33 (b)	1,473,000	1,526,094
6.497% 8/15/43 (b)	440,000	472,160
6.544% 11/15/53 (b)	793,000	859,155
6.714% 8/15/63 (b)	475,000	521,152
DCP Midstream Operating LP:
5.6% 4/1/44	697,000	681,033
6.45% 11/3/36 (b)	1,406,000	1,472,079
Enbridge, Inc. 4.25% 12/1/26	1,006,000	985,679
Energy Transfer LP:
3.75% 5/15/30	1,314,000	1,211,119
3.9% 5/15/24 (c)	751,000	749,298
4.5% 4/15/24	717,000	716,610
4.95% 6/15/28	2,298,000	2,279,538
5% 5/15/50	3,733,000	3,275,218
5.25% 4/15/29	1,165,000	1,166,288
5.4% 10/1/47	766,000	706,917
5.8% 6/15/38	1,282,000	1,274,363
6% 6/15/48	834,000	828,937
6.25% 4/15/49	800,000	821,067
Hess Corp.:
4.3% 4/1/27	2,776,000	2,721,909
5.6% 2/15/41	7,441,000	7,583,212
7.125% 3/15/33	569,000	643,963
7.3% 8/15/31	762,000	862,273
7.875% 10/1/29	2,490,000	2,819,090
Kinder Morgan Energy Partners LP 6.55% 9/15/40	261,000	273,999
Kinder Morgan, Inc. 5.55% 6/1/45	1,383,000	1,319,639
MPLX LP:
4.8% 2/15/29	640,000	632,202
4.875% 12/1/24	1,553,000	1,544,588
4.95% 9/1/32	3,480,000	3,380,440
5.5% 2/15/49	1,917,000	1,824,905
Occidental Petroleum Corp.:
5.55% 3/15/26	3,587,000	3,600,240
6.2% 3/15/40	965,000	990,209
6.45% 9/15/36	2,612,000	2,785,084
6.6% 3/15/46	3,240,000	3,491,839
7.5% 5/1/31	4,360,000	4,853,194
Petroleos Mexicanos:
4.5% 1/23/26	3,020,000	2,835,969
5.95% 1/28/31	2,067,000	1,656,494
6.35% 2/12/48	7,493,000	4,778,661
6.49% 1/23/27	2,174,000	2,046,604
6.5% 3/13/27	2,742,000	2,577,507
6.5% 1/23/29	3,157,000	2,825,515
6.7% 2/16/32	2,866,000	2,385,945
6.75% 9/21/47	6,872,000	4,542,392
6.84% 1/23/30	10,482,000	9,197,955
6.95% 1/28/60	4,473,000	2,956,877
7.69% 1/23/50	9,202,000	6,611,821
Plains All American Pipeline LP/PAA Finance Corp. 3.55% 12/15/29	751,000	689,185
Sabine Pass Liquefaction LLC 4.5% 5/15/30	4,528,000	4,354,629
The Williams Companies, Inc.:
3.5% 11/15/30	4,829,000	4,388,752
3.9% 1/15/25	690,000	680,216
4.55% 6/24/24	7,571,000	7,550,811
4.65% 8/15/32	3,633,000	3,501,175
5.3% 8/15/52	824,000	787,023
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	577,000	522,165
Western Gas Partners LP:
3.95% 6/1/25	493,000	482,815
4.5% 3/1/28	1,136,000	1,097,826
4.65% 7/1/26	5,141,000	5,043,874
4.75% 8/15/28	656,000	638,104
		137,612,492
TOTAL ENERGY		138,801,933
FINANCIALS - 12.6%
Banks - 5.3%
Bank of America Corp.:
2.299% 7/21/32 (c)	8,618,000	7,052,183
3.419% 12/20/28 (c)	10,766,000	10,100,021
4.2% 8/26/24	11,341,000	11,272,788
4.25% 10/22/26	2,419,000	2,365,432
4.45% 3/3/26	861,000	848,085
5.015% 7/22/33 (c)	18,422,000	18,131,994
Barclays PLC:
5.088% 6/20/30 (c)	4,171,000	4,018,085
5.2% 5/12/26	3,533,000	3,496,616
5.829% 5/9/27 (c)	1,900,000	1,904,034
6.224% 5/9/34 (c)	1,900,000	1,959,656
BNP Paribas SA 2.219% 6/9/26 (b)(c)	4,281,000	4,116,196
Citigroup, Inc.:
3.352% 4/24/25 (c)	2,815,000	2,810,325
3.875% 3/26/25	5,393,000	5,300,874
4.3% 11/20/26	983,000	959,349
4.412% 3/31/31 (c)	6,030,000	5,747,552
4.45% 9/29/27	9,708,000	9,443,897
4.6% 3/9/26	1,246,000	1,226,233
4.91% 5/24/33 (c)	5,644,000	5,441,197
5.5% 9/13/25	3,136,000	3,134,565
Citizens Financial Group, Inc. 2.638% 9/30/32	2,757,000	2,112,392
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(c)	1,485,000	1,337,209
HSBC Holdings PLC 4.95% 3/31/30	988,000	981,072
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	2,462,000	2,453,868
5.71% 1/15/26 (b)	7,296,000	7,232,578
JPMorgan Chase & Co.:
2.956% 5/13/31 (c)	2,452,000	2,143,435
3.875% 9/10/24	24,838,000	24,637,512
4.493% 3/24/31 (c)	7,267,000	7,025,775
4.586% 4/26/33 (c)	15,530,000	14,880,273
4.912% 7/25/33 (c)	4,507,000	4,413,004
NatWest Group PLC 3.073% 5/22/28 (c)	2,640,000	2,464,075
Rabobank Nederland 4.375% 8/4/25	4,230,000	4,156,446
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	3,241,000	2,945,459
Societe Generale:
1.038% 6/18/25 (b)(c)	8,981,000	8,857,762
1.488% 12/14/26 (b)(c)	5,527,000	5,134,522
Wells Fargo & Co.:
2.406% 10/30/25 (c)	2,590,000	2,540,664
3.526% 3/24/28 (c)	5,273,000	5,018,785
4.478% 4/4/31 (c)	8,118,000	7,773,119
5.013% 4/4/51 (c)	10,161,000	9,539,951
5.499% 1/23/35 (c)	1,813,000	1,817,268
Westpac Banking Corp. 4.11% 7/24/34 (c)	2,107,000	1,946,158
		218,740,409
Capital Markets - 3.5%
Affiliated Managers Group, Inc. 3.5% 8/1/25	1,059,000	1,031,356
Ares Capital Corp. 3.875% 1/15/26	7,074,000	6,842,235
Athene Global Funding:
5.339% 1/15/27 (b)	5,719,000	5,693,057
5.583% 1/9/29 (b)	2,875,000	2,893,671
Blackstone Private Credit Fund:
4.7% 3/24/25	9,007,000	8,894,119
7.05% 9/29/25	4,363,000	4,428,090
Deutsche Bank AG 4.5% 4/1/25	6,790,000	6,676,306
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	5,355,000	4,393,015
3.102% 2/24/33 (c)	2,100,000	1,796,016
3.691% 6/5/28 (c)	23,641,000	22,619,936
3.8% 3/15/30	8,794,000	8,235,596
4.25% 10/21/25	1,288,000	1,263,790
6.75% 10/1/37	1,275,000	1,392,985
Moody's Corp. 3.75% 3/24/25	2,881,000	2,831,797
Morgan Stanley:
3.125% 7/27/26	12,469,000	11,926,458
3.622% 4/1/31 (c)	5,698,000	5,225,770
3.625% 1/20/27	6,245,000	6,032,062
4.431% 1/23/30 (c)	2,495,000	2,416,193
4.889% 7/20/33 (c)	9,357,000	9,075,175
5% 11/24/25	8,309,000	8,257,632
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	2,838,000	2,784,135
UBS Group AG:
1.494% 8/10/27 (b)(c)	3,309,000	3,008,877
2.593% 9/11/25 (b)(c)	6,006,000	5,920,619
3.869% 1/12/29 (b)(c)	2,282,000	2,157,934
4.125% 9/24/25 (b)	2,986,000	2,924,626
4.194% 4/1/31 (b)(c)	5,461,000	5,070,513
4.55% 4/17/26	1,462,000	1,438,549
		145,230,512
Consumer Finance - 2.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	1,641,000	1,600,973
2.45% 10/29/26	2,289,000	2,125,702
3% 10/29/28	2,397,000	2,168,855
3.3% 1/30/32	2,564,000	2,199,031
3.5% 1/15/25	4,712,000	4,631,763
4.45% 4/3/26	1,774,000	1,744,571
6.45% 4/15/27 (b)	7,503,000	7,703,591
6.5% 7/15/25	2,058,000	2,077,841
Ally Financial, Inc.:
5.125% 9/30/24	1,214,000	1,208,868
5.8% 5/1/25	2,973,000	2,967,992
7.1% 11/15/27	4,120,000	4,304,844
8% 11/1/31	1,535,000	1,709,824
Capital One Financial Corp.:
2.636% 3/3/26 (c)	2,766,000	2,688,741
3.273% 3/1/30 (c)	3,538,000	3,187,219
3.65% 5/11/27	7,652,000	7,315,610
3.8% 1/31/28	4,006,000	3,809,465
4.985% 7/24/26 (c)	3,566,000	3,543,004
5.247% 7/26/30 (c)	4,600,000	4,527,276
Discover Financial Services:
4.1% 2/9/27	1,620,000	1,562,912
4.5% 1/30/26	2,660,000	2,613,650
6.7% 11/29/32	867,000	916,458
Ford Motor Credit Co. LLC 4.063% 11/1/24	9,996,000	9,892,078
Synchrony Financial:
3.95% 12/1/27	4,360,000	4,077,375
4.25% 8/15/24	3,797,000	3,772,513
5.15% 3/19/29	4,126,000	3,964,086
		86,314,242
Financial Services - 0.8%
AIG Global Funding 5.9% 9/19/28 (b)	2,307,000	2,363,425
Brixmor Operating Partnership LP:
4.05% 7/1/30	2,875,000	2,666,615
4.125% 6/15/26	2,638,000	2,568,167
4.125% 5/15/29	2,868,000	2,703,137
Corebridge Financial, Inc.:
3.5% 4/4/25	1,148,000	1,123,816
3.65% 4/5/27	3,963,000	3,782,151
3.85% 4/5/29	1,606,000	1,501,576
3.9% 4/5/32	1,912,000	1,719,697
4.35% 4/5/42	435,000	367,161
4.4% 4/5/52	1,286,000	1,048,958
Equitable Holdings, Inc. 4.35% 4/20/28	2,412,000	2,336,785
Jackson Financial, Inc.:
3.125% 11/23/31	436,000	362,947
5.17% 6/8/27	1,735,000	1,731,466
5.67% 6/8/32	1,866,000	1,868,483
Pine Street Trust I 4.572% 2/15/29 (b)	3,240,000	3,079,365
Pine Street Trust II 5.568% 2/15/49 (b)	3,236,000	2,995,925
		32,219,674
Insurance - 0.9%
AIA Group Ltd. 3.375% 4/7/30 (b)	4,177,000	3,829,392
Five Corners Funding Trust II 2.85% 5/15/30 (b)	6,263,000	5,489,393
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)	2,324,000	2,263,190
Marsh & McLennan Companies, Inc. 4.375% 3/15/29	2,258,000	2,220,818
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	3,298,000	2,234,168
MetLife, Inc. 5.375% 7/15/33	6,529,000	6,663,456
Pacific LifeCorp 5.125% 1/30/43 (b)	2,981,000	2,784,669
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	600,000	582,000
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	1,006,000	997,183
Unum Group:
3.875% 11/5/25	2,759,000	2,672,026
4% 6/15/29	2,503,000	2,361,195
5.75% 8/15/42	4,132,000	4,044,654
		36,142,144
TOTAL FINANCIALS		518,646,981
HEALTH CARE - 1.5%
Biotechnology - 0.2%
Amgen, Inc.:
5.15% 3/2/28	2,052,000	2,065,154
5.25% 3/2/30	1,874,000	1,902,481
5.25% 3/2/33	2,115,000	2,132,791
5.6% 3/2/43	2,009,000	2,044,006
5.65% 3/2/53	999,000	1,017,936
5.75% 3/2/63	1,820,000	1,856,308
		11,018,676
Health Care Providers & Services - 1.0%
Centene Corp.:
2.45% 7/15/28	5,569,000	4,938,107
2.625% 8/1/31	2,597,000	2,131,815
3.375% 2/15/30	2,896,000	2,562,762
4.25% 12/15/27	3,262,000	3,110,250
4.625% 12/15/29	5,066,000	4,809,555
Cigna Group 4.8% 8/15/38	2,144,000	2,014,295
CVS Health Corp.:
3% 8/15/26	355,000	338,388
3.625% 4/1/27	1,019,000	980,243
4.78% 3/25/38	3,388,000	3,128,743
5% 1/30/29	1,590,000	1,594,398
5.25% 1/30/31	652,000	656,869
HCA Holdings, Inc.:
3.5% 9/1/30	2,160,000	1,953,411
3.625% 3/15/32	487,000	431,110
5.625% 9/1/28	2,246,000	2,273,909
5.875% 2/1/29	2,447,000	2,501,907
Humana, Inc. 3.7% 3/23/29	1,508,000	1,419,070
Sabra Health Care LP 3.2% 12/1/31	5,311,000	4,411,763
Toledo Hospital 5.325% 11/15/28	1,197,000	1,119,829
		40,376,424
Pharmaceuticals - 0.3%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	2,477,000	2,415,156
Elanco Animal Health, Inc. 6.65% 8/28/28 (c)	757,000	767,590
Mylan NV 4.55% 4/15/28	2,271,000	2,194,119
Utah Acquisition Sub, Inc. 3.95% 6/15/26	1,447,000	1,397,995
Viatris, Inc.:
1.65% 6/22/25	558,000	530,632
2.7% 6/22/30	2,837,000	2,405,290
3.85% 6/22/40	1,236,000	912,846
4% 6/22/50	1,400,000	964,487
		11,588,115
TOTAL HEALTH CARE		62,983,215
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.2%
BAE Systems PLC 3.4% 4/15/30 (b)	1,287,000	1,173,773
The Boeing Co.:
5.04% 5/1/27	1,681,000	1,649,298
5.15% 5/1/30	1,681,000	1,626,379
5.705% 5/1/40	1,703,000	1,630,012
5.805% 5/1/50	1,703,000	1,611,256
5.93% 5/1/60	1,680,000	1,575,059
		9,265,777
Building Products - 0.0%
Carrier Global Corp.:
5.9% 3/15/34	440,000	462,439
6.2% 3/15/54	456,000	502,113
		964,552
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	587,000	580,190
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
3.375% 7/1/25	3,659,000	3,565,725
4.25% 9/15/24	2,024,000	2,009,855
		5,575,580
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (b)	1,186,000	1,179,134
4.25% 4/15/26 (b)	897,000	865,714
4.375% 5/1/26 (b)	2,653,000	2,562,231
6.375% 5/4/28 (b)	3,488,000	3,558,425
		8,165,504
TOTAL INDUSTRIALS		24,551,603
INFORMATION TECHNOLOGY - 0.9%
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC/EMC Corp.:
5.85% 7/15/25	735,000	738,704
6.02% 6/15/26	634,000	642,103
6.1% 7/15/27	1,349,000	1,389,016
6.2% 7/15/30	1,167,000	1,227,903
		3,997,726
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.:
1.95% 2/15/28 (b)	944,000	841,775
2.45% 2/15/31 (b)	8,034,000	6,772,827
2.6% 2/15/33 (b)	8,034,000	6,524,900
3.5% 2/15/41 (b)	6,488,000	5,035,738
		19,175,240
Software - 0.3%
Oracle Corp.:
2.3% 3/25/28	5,824,000	5,258,656
2.875% 3/25/31	4,785,000	4,160,446
3.6% 4/1/40	3,327,000	2,622,584
		12,041,686
TOTAL INFORMATION TECHNOLOGY		35,214,652
MATERIALS - 0.1%
Chemicals - 0.1%
Celanese U.S. Holdings LLC:
6.35% 11/15/28	1,918,000	1,986,968
6.55% 11/15/30	1,944,000	2,044,736
6.7% 11/15/33	1,136,000	1,211,233
		5,242,937
REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.4%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	2,366,000	2,332,363
American Homes 4 Rent LP:
2.375% 7/15/31	427,000	346,822
3.625% 4/15/32	1,758,000	1,545,936
Boston Properties, Inc.:
3.25% 1/30/31	2,203,000	1,884,473
4.5% 12/1/28	2,209,000	2,101,894
6.75% 12/1/27	2,669,000	2,770,243
Corporate Office Properties LP:
2% 1/15/29	328,000	274,996
2.25% 3/15/26	945,000	888,530
2.75% 4/15/31	914,000	753,985
Healthcare Realty Holdings LP:
3.1% 2/15/30	745,000	648,668
3.5% 8/1/26	775,000	739,607
Healthpeak OP, LLC:
3.25% 7/15/26	325,000	310,896
3.5% 7/15/29	373,000	345,208
Hudson Pacific Properties LP 4.65% 4/1/29	4,395,000	3,744,147
Invitation Homes Operating Partnership LP 4.15% 4/15/32	2,644,000	2,419,712
Kite Realty Group Trust:
4% 3/15/25	3,537,000	3,471,555
4.75% 9/15/30	5,514,000	5,275,712
LXP Industrial Trust (REIT):
2.7% 9/15/30	1,037,000	866,099
4.4% 6/15/24	818,000	810,902
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	3,556,000	2,879,744
3.375% 2/1/31	1,901,000	1,622,623
3.625% 10/1/29	3,357,000	2,996,504
4.5% 1/15/25	1,520,000	1,503,274
4.5% 4/1/27	9,194,000	8,897,265
4.75% 1/15/28	3,623,000	3,497,782
4.95% 4/1/24	769,000	769,000
5.25% 1/15/26	3,228,000	3,206,970
Piedmont Operating Partnership LP 2.75% 4/1/32	834,000	599,319
Realty Income Corp.:
2.2% 6/15/28	453,000	404,622
2.85% 12/15/32	556,000	462,412
3.25% 1/15/31	579,000	516,517
3.4% 1/15/28	904,000	853,043
Simon Property Group LP 2.45% 9/13/29	924,000	811,897
SITE Centers Corp.:
3.625% 2/1/25	1,284,000	1,264,085
4.25% 2/1/26	1,677,000	1,651,328
Store Capital LLC:
2.75% 11/18/30	4,952,000	3,978,517
4.625% 3/15/29	1,018,000	959,086
Sun Communities Operating LP:
2.3% 11/1/28	948,000	827,932
2.7% 7/15/31	2,448,000	2,015,921
Ventas Realty LP:
3% 1/15/30	4,331,000	3,816,962
4% 3/1/28	1,273,000	1,213,071
4.125% 1/15/26	884,000	863,352
4.375% 2/1/45	433,000	351,374
4.75% 11/15/30	5,686,000	5,482,928
VICI Properties LP:
4.375% 5/15/25	446,000	438,386
4.75% 2/15/28	3,531,000	3,443,425
4.95% 2/15/30	4,599,000	4,447,484
5.125% 5/15/32	1,205,000	1,152,579
5.75% 4/1/34	503,000	498,265
Vornado Realty LP 2.15% 6/1/26	1,069,000	971,793
WP Carey, Inc.:
2.4% 2/1/31	2,157,000	1,789,866
3.85% 7/15/29	724,000	675,807
4% 2/1/25	3,043,000	2,999,475
		99,394,356
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP:
3.95% 11/15/27	2,619,000	2,343,500
4.1% 10/1/24	2,878,000	2,845,039
4.55% 10/1/29	3,316,000	2,883,201
8.05% 3/15/28	3,596,000	3,652,202
CBRE Group, Inc. 2.5% 4/1/31	3,160,000	2,614,876
Tanger Properties LP:
2.75% 9/1/31	2,490,000	2,038,977
3.125% 9/1/26	3,468,000	3,253,777
		19,631,572
TOTAL REAL ESTATE		119,025,928
UTILITIES - 1.1%
Electric Utilities - 0.5%
Alabama Power Co. 3.05% 3/15/32	3,742,000	3,266,365
Cleco Corporate Holdings LLC:
3.375% 9/15/29	1,957,000	1,707,197
3.743% 5/1/26	7,482,000	7,191,558
Duke Energy Corp. 2.45% 6/1/30	1,580,000	1,360,734
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	750,000	620,691
2.775% 1/7/32 (b)	2,595,000	2,117,889
Entergy Corp. 2.8% 6/15/30	1,621,000	1,416,470
Exelon Corp.:
2.75% 3/15/27	829,000	776,071
3.35% 3/15/32	1,006,000	889,655
4.05% 4/15/30	988,000	931,764
IPALCO Enterprises, Inc. 3.7% 9/1/24	1,224,000	1,223,596
		21,501,990
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)	854,341	888,247
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP 3.55% 6/15/26	1,074,000	1,030,960
The AES Corp.:
2.45% 1/15/31	1,088,000	890,156
3.3% 7/15/25 (b)	4,877,000	4,724,503
3.95% 7/15/30 (b)	4,253,000	3,868,062
		10,513,681
Multi-Utilities - 0.3%
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	449,000	413,577
NiSource, Inc.:
2.95% 9/1/29	4,856,000	4,385,592
3.6% 5/1/30	2,477,000	2,281,431
Puget Energy, Inc.:
4.1% 6/15/30	1,909,000	1,742,389
4.224% 3/15/32	3,417,000	3,098,713
WEC Energy Group, Inc. CME Term SOFR 3 Month Index + 2.110% 7.6811% 5/15/67 (c)(d)	810,000	785,696
		12,707,398
TOTAL UTILITIES		45,611,316
TOTAL NONCONVERTIBLE BONDS (Cost $1,221,776,785)		1,094,993,496

U.S. Treasury Obligations - 40.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 5/15/40	22,865,200	14,286,284
1.75% 8/15/41	80,591,100	54,386,400
1.875% 11/15/51	50,329,100	30,144,378
2% 11/15/41	13,511,200	9,478,951
2% 8/15/51	104,090,400	64,491,321
2.25% 2/15/52	38,732,200	25,477,012
3% 2/15/47	55,093,200	43,340,702
3.375% 8/15/42	58,000,000	50,097,500
3.625% 5/15/53	4,500,000	3,953,672
4.125% 8/15/53	137,136,000	131,800,553
4.25% 2/15/54	26,500,000	26,061,094
U.S. Treasury Notes:
1.125% 8/31/28	70,526,300	61,669,188
1.25% 5/31/28	155,752,000	137,797,931
1.25% 9/30/28	15,938,200	13,983,903
1.75% 1/31/29	27,595,700	24,614,071
2.625% 7/31/29	37,400,000	34,555,555
2.875% 5/15/32	88,237,000	80,112,992
3.375% 5/15/33	211,100,000	197,757,823
3.5% 2/15/33	144,500,000	136,851,660
3.75% 5/31/30	37,700,000	36,711,848
3.75% 6/30/30	7,000,000	6,814,609
3.875% 8/15/33	42,294,000	41,170,566
4% 1/15/27	3,800,000	3,754,578
4% 6/30/28	25,000,000	24,722,656
4% 1/31/31	110,400,000	108,951,000
4% 2/15/34	22,000,000	21,635,625
4.125% 2/15/27	15,140,000	15,012,256
4.125% 7/31/28	25,000,000	24,843,750
4.125% 8/31/30	71,100,000	70,644,516
4.125% 11/15/32	18,600,000	18,472,852
4.25% 3/15/27	15,810,000	15,737,126
4.25% 2/28/31	20,000	20,034
4.375% 11/30/30	65,000,000	65,540,820
4.5% 11/15/33	45,000,000	45,998,438
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,834,384,056)		1,640,891,664

U.S. Government Agency - Mortgage Securities - 27.3%
	Principal Amount (a)	Value ($)
Fannie Mae - 7.7%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.310% 5.438% 5/1/34 (c)(d)	12,754	12,829
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.420% 5.572% 9/1/33 (c)(d)	30,370	30,442
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.480% 5.73% 7/1/34 (c)(d)	1,462	1,488
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.803% 6/1/36 (c)(d)	3,672	3,754
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.273% 10/1/33 (c)(d)	1,668	1,685
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 7.359% 7/1/35 (c)(d)	1,995	2,019
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.551% 11/1/36 (c)(d)	36,076	36,790
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.700% 5.146% 6/1/42 (c)(d)	24,958	25,676
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 5.393% 5/1/36 (c)(d)	20,392	20,924
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 5.977% 7/1/35 (c)(d)	2,448	2,494
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.780% 6.163% 2/1/36 (c)(d)	11,492	11,701
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.05% 7/1/41 (c)(d)	10,314	10,592
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.05% 7/1/41 (c)(d)	18,894	19,431
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.068% 9/1/41 (c)(d)	9,610	9,858
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.820% 6.195% 12/1/35 (c)(d)	11,866	12,114
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.830% 6.08% 10/1/41 (c)(d)	8,224	8,235
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 5.623% 9/1/36 (c)(d)	21,470	22,003
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 5.771% 7/1/37 (c)(d)	8,396	8,638
U.S. TREASURY 1 YEAR INDEX + 1.940% 5.87% 10/1/33 (c)(d)	30,798	31,049
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.583% 3/1/35 (c)(d)	2,717	2,743
U.S. TREASURY 1 YEAR INDEX + 2.220% 6.37% 8/1/36 (c)(d)	36,153	36,546
U.S. TREASURY 1 YEAR INDEX + 2.280% 6.404% 10/1/33 (c)(d)	4,556	4,608
U.S. TREASURY 1 YEAR INDEX + 2.420% 6.045% 5/1/35 (c)(d)	4,595	4,663
1.5% 11/1/35 to 9/1/51	19,029,749	15,561,018
2% 2/1/28 to 3/1/52	68,587,416	56,812,554
2.5% 1/1/28 to 5/1/53	84,771,626	72,610,672
3% 2/1/31 to 6/1/52 (e)	55,957,070	49,413,846
3.5% 9/1/35 to 4/1/52	35,633,570	32,538,129
4% 7/1/39 to 4/1/52	20,298,253	19,223,283
4.5% to 4.5% 5/1/25 to 11/1/52	12,734,104	12,341,009
5% 9/1/25 to 11/1/53	15,368,782	15,090,331
5.5% 10/1/52 to 4/1/54	18,143,734	18,110,147
6% 10/1/34 to 3/1/54	14,506,718	14,751,510
6.5% 7/1/32 to 3/1/54	7,264,106	7,483,024
7% to 7% 12/1/24 to 8/1/32	26,425	27,214
7.5% to 7.5% 9/1/25 to 11/1/31	39,331	40,499
8% 1/1/30	195	202
8.5% 3/1/25	11	11
TOTAL FANNIE MAE		314,323,731
Freddie Mac - 4.8%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.370% 5.625% 3/1/36 (c)(d)	18,314	18,457
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.650% 7.446% 4/1/35 (c)(d)	18,497	18,675
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 5.255% 4/1/41 (c)(d)	3,053	3,135
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.13% 9/1/41 (c)(d)	12,902	13,194
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.213% 5/1/41 (c)(d)	27,668	28,464
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.568% 5/1/41 (c)(d)	32,074	32,994
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.699% 6/1/41 (c)(d)	26,616	27,382
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.16% 6/1/41 (c)(d)	9,535	9,782
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.030% 6.158% 3/1/33 (c)(d)	281	284
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.160% 6.41% 11/1/35 (c)(d)	1,319	1,347
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.680% 8.26% 10/1/35 (c)(d)	2,652	2,726
U.S. TREASURY 1 YEAR INDEX + 2.240% 6.371% 1/1/35 (c)(d)	2,063	2,076
1.5% 7/1/35 to 4/1/51	20,684,344	16,174,956
2% 5/1/35 to 4/1/52	53,577,323	44,834,767
2.5% 1/1/28 to 1/1/52	40,295,190	35,031,044
3% 12/1/30 to 5/1/52	18,980,909	16,705,268
3.5% 3/1/32 to 3/1/52 (f)	28,760,342	26,709,794
4% 5/1/37 to 10/1/52	12,009,827	11,446,893
4.5% 7/1/25 to 10/1/48	6,895,744	6,727,874
5% 1/1/40 to 8/1/53	12,154,157	11,991,374
5.5% 10/1/52 to 3/1/54 (g)	15,506,738	15,541,000
6% 4/1/32 to 4/1/54	6,480,321	6,588,283
6.5% 9/1/53 to 1/1/54	5,808,560	6,026,972
7.5% 8/1/26 to 11/1/31	5,229	5,454
8% 4/1/27 to 5/1/27	427	432
8.5% 5/1/27 to 1/1/28	607	619
TOTAL FREDDIE MAC		197,943,246
Ginnie Mae - 7.2%
3% 12/20/42 to 4/20/47	3,498,226	3,147,542
3.5% 12/20/40 to 1/20/50	2,392,466	2,203,137
4% 2/15/40 to 4/20/48	9,780,946	9,301,881
4.5% 5/15/39 to 5/20/41	2,103,158	2,052,603
5% 3/15/39 to 4/20/48	1,169,047	1,173,158
6.5% 4/15/35 to 11/15/35	26,092	26,956
7% 1/15/28 to 7/15/32	128,949	131,930
7.5% to 7.5% 11/15/25 to 10/15/28	18,635	18,941
8% 3/15/30 to 9/15/30	3,457	3,597
2% 11/20/50 to 1/20/52	14,793,793	12,123,452
2% 4/1/54 (h)	18,200,000	14,911,628
2% 4/1/54 (h)	16,400,000	13,436,851
2% 4/1/54 (h)	1,625,000	1,331,395
2% 4/1/54 (h)	825,000	675,939
2% 4/1/54 (h)	8,400,000	6,882,290
2% 4/1/54 (h)	7,150,000	5,858,139
2% 4/1/54 (h)	14,275,000	11,695,796
2% 4/1/54 (h)	525,000	430,143
2% 5/1/54 (h)	7,600,000	6,234,552
2% 5/1/54 (h)	3,750,000	3,076,259
2% 5/1/54 (h)	11,200,000	9,187,761
2% 5/1/54 (h)	14,750,000	12,099,953
2.5% 8/20/51 to 1/20/52	16,728,930	14,056,672
2.5% 4/1/54 (h)	475,000	404,544
2.5% 4/1/54 (h)	26,275,000	22,377,648
2.5% 5/1/54 (h)	9,400,000	8,013,783
2.5% 5/1/54 (h)	8,900,000	7,587,518
3% 4/1/54 (h)	12,000,000	10,584,222
3% 4/1/54 (h)	2,925,000	2,579,904
3% 4/1/54 (h)	10,250,000	9,040,690
3% 5/1/54 (h)	12,000,000	10,593,128
3.5% 4/1/54 (h)	11,150,000	10,145,202
4% 4/1/54 (h)	5,200,000	4,866,484
5% 4/1/54 (h)	3,700,000	3,636,955
5% 4/1/54 (h)	1,475,000	1,449,867
5% 4/1/54 (h)	2,625,000	2,580,272
5% 5/1/54 (h)	5,200,000	5,111,598
5.5% 4/1/54 (h)	6,100,000	6,096,409
5.5% 5/1/54 (h)	4,100,000	4,095,504
6% 4/1/54 (h)	3,950,000	3,985,368
6% 4/1/54 (h)	3,900,000	3,934,921
6% 4/1/54 (h)	2,400,000	2,421,490
6% 4/1/54 (h)	3,925,000	3,960,144
6% 4/1/54 (h)	7,225,000	7,289,693
6.5% 4/1/54 (h)	4,800,000	4,879,781
6.5% 4/1/54 (h)	4,500,000	4,574,795
6.5% 4/1/54 (h)	2,250,000	2,287,397
6.5% 4/1/54 (h)	4,550,000	4,625,626
6.5% 4/1/54 (h)	3,900,000	3,964,822
6.5% 4/1/54 (h)	5,200,000	5,286,430
6.5% 5/1/54 (h)	5,250,000	5,331,724
6.5% 5/1/54 (h)	5,800,000	5,890,285
TOTAL GINNIE MAE		297,656,779
Uniform Mortgage Backed Securities - 7.6%
2% 4/1/39 (h)	4,200,000	3,720,208
2% 4/1/54 (h)	21,600,000	17,088,764
2% 4/1/54 (h)	4,225,000	3,342,594
2% 4/1/54 (h)	5,300,000	4,193,076
2% 4/1/54 (h)	2,650,000	2,096,538
2% 4/1/54 (h)	13,150,000	10,403,576
2% 4/1/54 (h)	2,925,000	2,314,104
2% 4/1/54 (h)	15,950,000	12,618,787
2% 4/1/54 (h)	6,750,000	5,340,239
2% 4/1/54 (h)	3,450,000	2,729,455
2% 4/1/54 (h)	1,500,000	1,186,720
2% 4/1/54 (h)	1,450,000	1,147,162
2% 4/1/54 (h)	1,450,000	1,147,162
2% 4/1/54 (h)	5,900,000	4,667,764
2% 5/1/54 (h)	29,900,000	23,692,655
2% 5/1/54 (h)	13,900,000	11,014,311
2% 5/1/54 (h)	6,850,000	5,427,916
2.5% 4/1/54 (h)	6,400,000	5,290,250
2.5% 4/1/54 (h)	750,000	619,951
2.5% 4/1/54 (h)	1,975,000	1,632,538
2.5% 4/1/54 (h)	4,100,000	3,389,067
2.5% 4/1/54 (h)	1,300,000	1,074,582
2.5% 4/1/54 (h)	5,400,000	4,463,649
2.5% 5/1/54 (h)	4,700,000	3,890,352
2.5% 5/1/54 (h)	4,500,000	3,724,805
2.5% 5/1/54 (h)	2,650,000	2,193,496
3% 4/1/54 (h)	24,850,000	21,384,590
3% 4/1/54 (h)	4,000,000	3,442,188
3% 4/1/54 (h)	14,200,000	12,219,766
3% 4/1/54 (h)	9,325,000	8,024,600
3% 4/1/54 (h)	25,000	21,514
3% 5/1/54 (h)	28,900,000	24,899,156
3% 5/1/54 (h)	5,500,000	4,738,594
3.5% 4/1/54 (h)	2,800,000	2,505,234
4% 4/1/54 (h)	3,900,000	3,611,461
4% 4/1/54 (h)	1,350,000	1,250,121
4% 4/1/54 (h)	1,350,000	1,250,121
4% 4/1/54 (h)	2,000,000	1,852,031
4.5% 4/1/54 (h)	1,125,000	1,071,255
4.5% 4/1/54 (h)	1,500,000	1,428,340
4.5% 4/1/54 (h)	2,900,000	2,761,457
4.5% 4/1/54 (h)	1,500,000	1,428,340
5% 4/1/54 (h)	1,100,000	1,073,617
5% 4/1/54 (h)	900,000	878,414
5.5% 4/1/54 (h)	2,750,000	2,736,787
5.5% 4/1/54 (h)	1,000,000	995,195
5.5% 4/1/54 (h)	7,200,000	7,165,406
6% 4/1/54 (h)	9,850,000	9,943,498
6% 4/1/54 (h)	8,500,000	8,580,684
6% 4/1/54 (h)	8,675,000	8,757,345
6.5% 4/1/54 (h)	19,050,000	19,459,278
6.5% 4/1/54 (h)	13,900,000	14,198,633
6.5% 4/1/54 (h)	3,375,000	3,447,510
6.5% 4/1/54 (h)	2,600,000	2,655,859
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		310,190,715
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,168,488,159)		1,120,114,471

Asset-Backed Securities - 7.4%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	1,244,430	877,326
Series 2019-1 Class A, 3.844% 5/15/39 (b)	351,428	302,228
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	2,146,723	1,937,595
Class B, 4.458% 10/16/39 (b)	713,637	331,933
Series 2021-1A Class A, 2.95% 11/16/41 (b)	2,705,404	2,452,719
Series 2021-2A Class A, 2.798% 1/15/47 (b)	5,316,477	4,654,416
Affirm Asset Securitization Trust Series 2023-X1 Class A, 7.11% 11/15/28 (b)	774,682	778,350
Aimco Clo 22 Ltd. / Aimco Clo 2 Series 2024-22A Class A, CME Term SOFR 3 Month Index + 1.500% 1.5% 4/19/37 (b)(c)(d)(h)	800,000	800,281
AIMCO CLO Ltd. Series 2021-11A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7081% 10/17/34 (b)(c)(d)	2,370,709	2,369,083
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5694% 4/20/34 (b)(c)(d)	5,797,905	5,779,636
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8178% 7/20/35 (b)(c)(d)	3,019,149	3,027,325
Allegro CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7194% 7/20/34 (b)(c)(d)	2,835,654	2,836,269
Ally Auto Receivables Trust 20 Series 2024-1 Class A3, 5.08% 12/15/28	1,889,000	1,889,523
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/28	3,780,000	3,772,956
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	711,140	635,336
Class B, 4.335% 1/16/40 (b)	268,430	150,368
Ares CLO Series 2019-54A Class A, CME Term SOFR 3 Month Index + 1.580% 6.8956% 10/15/32 (b)(c)(d)	3,103,607	3,104,153
Ares LIX CLO Ltd. Series 2021-59A Class A, CME Term SOFR 3 Month Index + 1.290% 6.6163% 4/25/34 (b)(c)(d)	1,923,930	1,924,948
Ares LV CLO Ltd. Series 2021-55A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7056% 7/15/34 (b)(c)(d)	3,574,230	3,574,902
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.644% 1/15/35 (b)(c)(d)	4,768,241	4,770,077
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, CME Term SOFR 3 Month Index + 1.330% 6.6456% 4/15/34 (b)(c)(d)	4,022,144	4,023,821
Babson CLO Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7256% 10/15/36 (b)(c)(d)	2,392,281	2,393,324
Bank of America Credit Card Master Trust Series 2023-A1 Class A1, 4.79% 5/15/28	2,300,000	2,289,383
Barings CLO Ltd.:
Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.280% 6.6063% 4/25/34 (b)(c)(d)	4,224,812	4,226,354
Series 2021-4A Class A, CME Term SOFR 3 Month Index + 1.480% 6.7994% 1/20/32 (b)(c)(d)	3,831,965	3,833,892
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME Term SOFR 3 Month Index + 1.300% 6.6165% 1/17/35 (b)(c)(d)	4,846,852	4,848,277
BETHP Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7056% 1/15/35 (b)(c)(d)	3,615,104	3,615,675
Blackbird Capital Aircraft:
Series 2016-1A Class A, 4.213% 12/16/41 (b)	2,380,376	2,344,670
Series 2021-1A Class A, 2.443% 7/15/46 (b)	3,895,771	3,428,512
Bristol Park CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.5656% 4/15/29 (b)(c)(d)	2,469,549	2,470,991
Capital One Multi-Asset Execution Trust Series 2023-A1 Class A, 4.42% 5/15/28	300,000	296,315
CarMax Auto Owner Trust Series 2023 2 Class A2A, 5.5% 6/15/26	1,432,256	1,431,420
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	1,737,000	1,766,658
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	2,125,175	1,912,889
Class B, 5.095% 4/15/39 (b)	1,232,658	825,935
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	711,210	648,396
Series 2021-1A Class A, 3.474% 1/15/46 (b)	498,066	468,358
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6794% 10/20/32 (b)(c)(d)	2,890,154	2,890,278
Series 2021-12A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7163% 10/25/34 (b)(c)(d)	2,218,566	2,219,232
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.6378% 4/20/35 (b)(c)(d)	4,498,016	4,499,937
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 Month Index + 1.310% 6.6294% 4/20/34 (b)(c)(d)	3,494,185	3,494,188
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	1,021,561	998,865
Chase Auto Owner Trust 2024-1 Series 2024-1A Class A3, 5.13% 5/25/29 (b)	1,776,000	1,778,657
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/35 (b)	1,068,949	1,075,537
CNH Equipment Trust Series 2023 A Class A2, 5.34% 9/15/26	642,957	641,924
Columbia Cent CLO 29 Ltd./Columbia Cent CLO 29 Corp. Series 2021-29A Class AR, CME Term SOFR 3 Month Index + 1.430% 6.7494% 10/20/34 (b)(c)(d)	3,598,073	3,598,624
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, CME Term SOFR 3 Month Index + 1.460% 6.7794% 4/20/34 (b)(c)(d)	3,860,350	3,861,292
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, CME Term SOFR 3 Month Index + 1.570% 6.8894% 1/20/34 (b)(c)(d)	5,052,517	5,052,643
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	3,216,680	3,066,975
Discover Card Execution Note Trust Series 2023 A1 Class A, 4.31% 3/15/28 (i)	1,800,000	1,774,790
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (b)	555,199	556,190
Class A3, 5.64% 2/22/28 (b)	770,000	777,831
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.6178% 4/20/35 (b)(c)(d)	2,526,193	2,518,996
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.7294% 10/20/34 (b)(c)(d)	2,388,876	2,389,595
Series 2021-83A Class A, CME Term SOFR 3 Month Index + 1.480% 6.7795% 1/18/32 (b)(c)(d)	2,929,325	2,930,503
Dryden Senior Loan Fund:
Series 2020-78A Class A, CME Term SOFR 3 Month Index + 1.440% 6.7581% 4/17/33 (b)(c)(d)	2,441,104	2,441,600
Series 2021-85A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7256% 10/15/35 (b)(c)(d)	3,177,977	3,178,511
Series 2021-90A Class A1A, CME Term SOFR 3 Month Index + 1.390% 6.7107% 2/20/35 (b)(c)(d)	1,889,869	1,890,939
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6756% 4/15/31 (b)(c)(d)	1,638,378	1,638,555
Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7256% 1/15/35 (b)(c)(d)	4,330,149	4,333,414
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, CME Term SOFR 3 Month Index + 1.510% 6.8256% 1/15/34 (b)(c)(d)	1,005,251	1,005,607
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	2,771,000	2,813,714
Flatiron CLO Ltd. Series 2021-1A:
Class A1, CME Term SOFR 3 Month Index + 1.370% 6.6812% 7/19/34 (b)(c)(d)	2,577,919	2,579,950
Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6673% 11/16/34 (b)(c)(d)	3,690,041	3,694,366
Flatiron CLO Ltd. / Flatiron CLO LLC:
Series 2020-1A Class A, CME Term SOFR 3 Month Index + 1.560% 6.8807% 11/20/33 (b)(c)(d)	4,601,553	4,609,086
Series 2024-1A Class AR, CME Term SOFR 3 Month Index + 1.380% 0% 5/20/36 (b)(c)(d)	1,600,000	1,600,286
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (b)	2,100,000	2,090,168
GM Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25	656,378	655,978
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	1,600,000	1,607,351
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28	2,310,000	2,285,056
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	786,000	786,785
Gm Financial Revolving Receiva Series 2024-1 Class A, 4.98% 12/11/36 (b)	771,000	774,726
Honda Auto Receivables 2023-3 Series 2023-3 Class A3, 5.41% 2/18/28	800,000	803,954
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	1,157,010	1,012,363
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	1,112,035	994,795
Hyundai Auto Receivables Trust 20 Series 2024-A Class A3, 4.99% 2/15/29	1,978,000	1,978,465
Invesco CLO Ltd. Series 2021-3A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7094% 10/22/34 (b)(c)(d)	2,531,935	2,532,520
Invesco U.S. Clo 2024-1 Ltd. Series 2024-1RA Class AR, CME Term SOFR 3 Month Index + 1.550% 6.8694% 4/15/37 (b)(c)(d)	2,010,000	2,009,946
KKR CLO Ltd. Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.6465% 4/15/35 (b)(c)(d)	5,870,431	5,872,691
Madison Park Funding Series 2024-19A Class AR3, CME Term SOFR 3 Month Index + 1.600% 6.9178% 1/22/37 (b)(c)(d)	1,852,000	1,853,811
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7112% 4/19/34 (b)(c)(d)	4,047,691	4,050,379
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6794% 1/22/35 (b)(c)(d)	4,115,814	4,116,538
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.6956% 7/15/34 (b)(c)(d)	2,572,810	2,573,867
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, CME Term SOFR 3 Month Index + 1.460% 6.7794% 1/22/31 (b)(c)(d)	1,296,427	1,296,371
Magnetite CLO Ltd. Series 2021-27A Class AR, CME Term SOFR 3 Month Index + 1.400% 6.7194% 10/20/34 (b)(c)(d)	1,041,994	1,042,847
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7163% 10/25/34 (b)(c)(d)	4,363,331	4,367,345
Magnetite XXI Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.5994% 4/20/34 (b)(c)(d)	3,374,400	3,375,422
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5656% 1/15/34 (b)(c)(d)	3,525,408	3,529,180
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/36 (b)	1,500,000	1,509,633
Milos CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6494% 10/20/30 (b)(c)(d)	3,078,204	3,079,780
Nissan Master Owner Trust Receiva Series 2024-B Class A, 5.05% 2/15/29 (b)	2,400,000	2,399,114
Oak Hill Credit Partners Series 2024-18A Class A1, 1.5% 4/20/37 (b)(c)(h)	800,000	800,281
Park Place Securities, Inc. Series 2005-WCH1 Class M4, CME Term SOFR 1 Month Index + 1.350% 6.6889% 1/25/36 (c)(d)	46,344	45,578
Peace Park CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7094% 10/20/34 (b)(c)(d)	1,408,460	1,408,973
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	2,634,083	2,387,970
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	2,889,040	2,697,999
Class A2II, 4.008% 12/5/51 (b)	2,581,320	2,282,517
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	2,032,805	1,788,929
Prpm 2023-Rcf2 LLC Series 2023-RCF2 Class A1, 4% 11/25/53 (b)	840,066	799,144
Rockland Park CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.380% 6.6994% 4/20/34 (b)(c)(d)	4,820,896	4,822,988
RR Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.6565% 1/15/37 (b)(c)(d)	4,874,693	4,876,721
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	2,204,946	2,006,567
Class B, 4.335% 3/15/40 (b)	425,981	322,778
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	3,520,000	3,435,610
1.884% 7/15/50 (b)	1,356,000	1,266,015
2.328% 7/15/52 (b)	1,037,000	911,775
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.6358% 4/23/35 (b)(c)(d)	5,044,198	5,040,026
Symphony Clo 43 Ltd. Series 2024-43A Class A1, CME Term SOFR 3 Month Index + 1.520% 1.52% 4/15/37 (b)(c)(d)(h)	2,544,000	2,544,448
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.6356% 7/15/32 (b)(c)(d)	580,272	580,387
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, CME Term SOFR 3 Month Index + 1.240% 6.5512% 4/19/34 (b)(c)(d)	4,282,717	4,258,601
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6594% 4/20/33 (b)(c)(d)	3,959,716	3,954,782
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.3039% 9/25/34 (c)(d)	3,917	3,911
Tesla 2024-A A3 Series 2024-A Class A2A, 5.37% 6/22/26 (b)	799,000	798,399
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	1,700,000	1,709,389
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	2,444,446	2,200,075
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	3,293,103	2,867,074
Toyota Lease Owner Trust:
Series 2023 A Class A3, 4.93% 4/20/26 (b)	1,864,000	1,855,751
Series 2024-A Class A3, 5.25% 4/20/27 (b)	1,900,000	1,905,901
Upstart Securitization Trust Series 2022-1 Class A, 3.12% 3/20/32 (b)	288,057	285,745
Verizon Master Trust Series 2023 2 Class A, 4.89% 4/13/28	1,100,000	1,094,122
Volkswagen Auto Lse Trust Series 2024-A Class A3, 5.21% 6/21/27	1,220,000	1,221,830
Voya CLO Ltd. Series 2019-2A Class A, CME Term SOFR 3 Month Index + 1.530% 6.8494% 7/20/32 (b)(c)(d)	3,719,561	3,721,610
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.7312% 7/19/34 (b)(c)(d)	2,363,896	2,364,676
Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7294% 10/20/34 (b)(c)(d)	4,837,926	4,838,976
Voya CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7256% 7/16/34 (b)(c)(d)	2,387,172	2,387,380
Wells Fargo Card Issuance Trust Series 2024-A1 Class A, 4.94% 2/15/29	2,900,000	2,905,220
Wheels Fleet Lease Funding 1 L Series 2023-2A Class A, 6.46% 8/18/38 (b)	4,300,000	4,334,062
Willis Engine Structured Trust Vi Series 2023-A Class A, 8% 10/15/48 (b)	1,452,188	1,521,472
World Omni Auto Receivables Trust:
Series 2023 B Class A3, 4.66% 5/15/28	1,974,000	1,957,333
Series 2023-C Class A3, 5.15% 11/15/28	965,000	964,944
TOTAL ASSET-BACKED SECURITIES (Cost $307,720,891)		302,475,423

Collateralized Mortgage Obligations - 1.3%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.6%
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (b)	2,632,439	2,389,444
BRAVO Residential Funding Trust sequential payer Series 2022-RPL1 Class A1, 2.75% 9/25/61 (b)	4,190,454	3,739,262
Bravo Residential Funding Trust 2023- sequential payer Series 2023-RPL1 Class A1, 5% 5/25/63 (b)	2,020,745	1,983,413
CFMT Series 2022-HB10 Class A, 3.25% 11/25/35 (b)	3,316,690	3,248,740
Cfmt 2022-Ebo2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	165,166	164,254
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	2,288,158	2,248,115
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	2,135,549	2,080,414
Gs Mtg-Backed Securities Trust 2024-Rpl Series 2024-RPL2 Class A1, 3.75% 7/25/61 (b)	497,535	471,572
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	1,445,470	1,308,457
Nymt Loan Trust 2024-Cp1 sequential payer Series 2024-CP1 Class A1, 3.75% 2/25/68 (b)	700,000	643,390
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	387,695	371,271
Ocwen Loan Invest Trust Series 2024-HB1 Class A, 3% 2/25/37 (b)	305,431	290,608
Preston Ridge Partners Mortgage Trust Series 2021-2 Class A1, 5.115% 3/25/26 (b)	2,128,282	2,091,073
RMF Buyout Issuance Trust sequential payer Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	606,407	595,477
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, CME Term SOFR 6 Month Index + 1.300% 6.5595% 7/20/34 (c)(d)	911	825
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	1,377,348	1,276,626
TOTAL PRIVATE SPONSOR		22,902,941
U.S. Government Agency - 0.7%
Fannie Mae:
planned amortization class:
Series 1999-57 Class PH, 6.5% 12/25/29	26,333	26,448
Series 2021-45 Class DA, 3% 7/25/51	675,512	597,218
Series 2021-69 Class JK, 1.5% 10/25/51	382,203	311,341
Series 2022-2 Class TH, 2.5% 2/25/52	241,996	214,765
sequential payer:
Series 2020-101 Class BA, 1.5% 9/25/45	632,550	536,635
Series 2020-43 Class MA, 2% 1/25/45	718,097	640,797
Series 2020-49 Class JA, 2% 8/25/44	93,967	84,437
Series 2020-51 Class BA, 2% 6/25/46	933,754	798,174
Series 2020-80 Class BA, 1.5% 3/25/45	904,918	773,125
Series 2021-68 Class A, 2% 7/25/49	193,694	151,680
Series 2021-85 Class L, 2.5% 8/25/48	106,768	91,508
Series 2021-95:
Class 0, 2.5% 9/25/48	805,799	692,712
Class BA, 2.5% 6/25/49	1,220,050	1,053,091
Series 2021-96 Class HA, 2.5% 2/25/50	170,156	146,266
Series 2022-1 Class KA, 3% 5/25/48	407,896	367,221
Series 2022-11 Class B, 3% 6/25/49	462,911	420,226
Series 2022-13:
Class HA, 3% 8/25/46	374,028	343,168
Class JA, 3% 5/25/48	428,172	385,254
Series 2022-25 Class AB, 4% 9/25/47	597,238	568,212
Series 2022-3:
Class D, 2% 2/25/48	1,195,318	1,033,953
Class N, 2% 10/25/47	3,297,567	2,823,368
Series 2022-30 Class E, 4.5% 7/25/48	1,164,036	1,127,808
Series 2022-4 Class B, 2.5% 5/25/49	124,810	108,066
Series 2022-42 Class BA, 4% 6/25/50	1,216,270	1,134,698
Series 2022-49 Class TC, 4% 12/25/48	376,053	356,132
Series 2022-5:
Class 0, 2.5% 6/25/48	487,267	424,784
Class BA, 2.5% 12/25/49	494,540	419,832
Class DA, 2.25% 11/25/47	1,417,033	1,229,144
Series 2022-7:
Class A, 3% 5/25/48	581,644	523,656
Class E, 2.5% 11/25/47	1,182,119	1,040,092
Series 2020-45 Class JL, 3% 7/25/40	39,185	35,115
Series 2021-59 Class H, 2% 6/25/48	109,246	87,842
Series 2021-66:
Class DA, 2% 1/25/48	118,416	95,642
Class DM, 2% 1/25/48	125,842	101,523
Freddie Mac:
planned amortization class:
Series 2021-5141 Class JM, 1.5% 4/25/51	282,746	231,864
Series 2021-5148:
Class AD, 1.5% 10/25/51	380,393	312,108
Class PC, 1.5% 10/25/51	378,526	308,329
sequential payer:
Series 2020-4993 Class LA, 2% 8/25/44	684,562	615,535
Series 2020-5018:
Class LC, 3% 10/25/40	264,024	236,993
Class LY, 3% 10/25/40	200,675	180,082
Series 2021-5169 Class TP, 2.5% 6/25/49	358,586	305,297
Series 2021-5175 Class CB, 2.5% 4/25/50	614,037	529,098
Series 2021-5180 Class KA, 2.5% 10/25/47	123,571	108,335
Series 2022-5189:
Class DA, 2.5% 5/25/49	296,956	253,234
Class TP, 2.5% 5/25/49	276,076	235,421
Series 2022-5190:
Class BA, 2.5% 11/25/47	299,706	261,690
Class CA, 2.5% 5/25/49	231,510	197,372
Series 2022-5191 Class CA, 2.5% 4/25/50	146,035	124,939
Series 2022-5197:
Class A, 2.5% 6/25/49	231,510	197,372
Class DA, 2.5% 11/25/47	227,566	199,545
Series 2022-5198 Class BA, 2.5% 11/25/47	1,068,932	948,668
Series 2022-5202 Class LB, 2.5% 10/25/47	243,126	213,477
Series 2020-5041 Class LB, 3% 11/25/40	449,702	403,958
Series 2021-5083 Class VA, 1% 8/15/38	1,270,737	1,185,507
Series 2021-5176 Class AG, 2% 1/25/47	461,541	395,358
Series 2021-5182 Class A, 2.5% 10/25/48	802,656	696,557
Series 2022-5210 Class AB, 3% 1/25/42	674,478	614,945
Series 2022-5236 Class P, 5% 4/25/48	437,243	431,985
Series 2022-5266 Class CD, 4.5% 10/25/44	1,162,488	1,132,812
Freddie Mac Multi-family Structured pass-thru certificates:
planned amortization class Series 2021-5165 Class PC, 1.5% 11/25/51	485,366	398,836
sequential payer:
Series 2021-5159:
Class EA, 2.5% 8/25/48	352,973	302,601
Class GC, 2% 11/25/47	98,895	83,448
Series 2021-5164 Class M, 2.5% 7/25/48	359,793	308,527
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2007-35 Class SC, 39.510% x CME Term SOFR 1 Month Index 7.5531% 6/16/37 (c)(d)(j)	5,764	6,329
TOTAL U.S. GOVERNMENT AGENCY		30,164,155
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $54,095,469)		53,067,096

Commercial Mortgage Securities - 6.6%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.476% 1/15/39 (b)(c)(d)	2,741,961	2,717,112
Class B, CME Term SOFR 1 Month Index + 1.550% 6.876% 1/15/39 (b)(c)(d)	618,000	608,730
Class C, CME Term SOFR 1 Month Index + 2.150% 7.476% 1/15/39 (b)(c)(d)	437,000	429,489
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	2,189,000	1,972,897
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	491,000	415,448
Class CNM, 3.7186% 11/5/32 (b)(c)	248,000	188,703
BANK:
sequential payer:
Series 2018-BN10:
Class A4, 3.428% 2/15/61	1,345,197	1,279,504
Class A5, 3.688% 2/15/61	218,564	207,478
Class ASB, 3.641% 2/15/61	388,281	378,123
Series 2018-BN14 Class A4, 4.231% 9/15/60	1,000,000	964,673
Series 2019-BN19 Class ASB, 3.071% 8/15/61	840,000	797,540
Series 2019-BN21 Class A5, 2.851% 10/17/52	373,546	330,075
Series 2019-BN23 Class ASB, 2.846% 12/15/52	200,000	188,203
Series 2020-BN26 Class ASB, 2.313% 3/15/63	1,400,000	1,298,881
Series 2021-BN35 Class ASB, 2.067% 6/15/64	700,000	618,685
Series 2023-5YR1 Class A3, 6.26% 4/15/56	1,200,000	1,244,078
Series 2021-BN33 Class XA, 1.0522% 5/15/64 (c)(i)	13,407,921	682,631
BANK Trust sequential payer Series 2017-BNK5 Class ASB, 3.179% 6/15/60	1,254,530	1,214,445
Bank5 2023-5Yr3 sequential payer Series 2023-5YR3 Class A3, 6.724% 9/15/56	800,000	849,112
BBCMS Mortgage Trust sequential payer Series 2023-C21 Class A3, 6.2963% 9/15/56 (c)	1,817,000	1,913,789
Bbcms Mtg Trust 2024-5C25 sequential payer Series 2024-5C25 Class A3, 5.946% 3/15/57	1,200,000	1,244,349
Benchmark 2023-V3 Mtg Trust sequential payer Series 2023-V3 Class A3, 6.3629% 7/15/56	600,000	627,403
Benchmark 2024-V6 Mtg Trust sequential payer Series 2024-V6 Class A3, 5.9255% 3/15/29	900,000	900,000
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	778,315	745,505
Series 2019-B10 Class A4, 3.717% 3/15/62	721,545	677,184
Series 2018-B8 Class A5, 4.2317% 1/15/52	5,335,798	5,036,660
Series 2021-B27 Class XA, 1.2581% 7/15/54 (c)(i)	2,769,676	163,926
BLP Commercial Mortgage Trust sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.6675% 3/15/41 (b)(c)(d)	1,699,000	1,699,532
BMO Mortgage Trust sequential payer Series 2023-5C1 Class A3, 6.534% 8/15/56	400,000	420,295
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.2233% 4/15/37 (b)(c)(d)	8,749,555	8,793,357
Class B, CME Term SOFR 1 Month Index + 2.440% 7.7723% 4/15/37 (b)(c)(d)	2,324,753	2,327,649
Bx 2024-Cnyn floater Series 2024-CNYN:
Class A, CME Term SOFR 1 Month Index + 1.440% 6.6919% 4/15/29 (b)(c)(d)	6,015,000	6,015,000
Class B, CME Term SOFR 1 Month Index + 1.690% 6.9915% 4/15/29 (b)(c)(d)	959,000	957,797
Class C, CME Term SOFR 1 Month Index + 1.940% 7.2412% 4/15/29 (b)(c)(d)	796,000	795,005
BX Commercial Mortgage Trust:
floater:
Series 2019-IMC:
Class B, CME Term SOFR 1 Month Index + 1.340% 6.6713% 4/15/34 (b)(c)(d)	1,864,321	1,861,651
Class C, CME Term SOFR 1 Month Index + 1.640% 6.9713% 4/15/34 (b)(c)(d)	1,232,474	1,230,242
Class D, CME Term SOFR 1 Month Index + 1.940% 7.2713% 4/15/34 (b)(c)(d)	1,293,785	1,290,937
Series 2021-BXMF Class A, CME Term SOFR 1 Month Index + 0.750% 6.0754% 10/15/26 (b)(c)(d)	1,032,312	1,021,989
Series 2021-LBA Class AJV, CME Term SOFR 1 Month Index + 0.910% 6.2405% 2/15/36 (b)(c)(d)	300,000	298,688
Series 2021-PAC:
Class A, CME Term SOFR 1 Month Index + 0.800% 6.1286% 10/15/36 (b)(c)(d)	5,017,787	4,973,881
Class B, CME Term SOFR 1 Month Index + 1.010% 6.3383% 10/15/36 (b)(c)(d)	733,467	722,923
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5381% 10/15/36 (b)(c)(d)	981,551	964,681
Class D, CME Term SOFR 1 Month Index + 1.410% 6.7378% 10/15/36 (b)(c)(d)	952,598	929,676
Class E, CME Term SOFR 1 Month Index + 2.060% 7.387% 10/15/36 (b)(c)(d)	3,312,521	3,252,482
Series 2021-VINO Class A, CME Term SOFR 1 Month Index + 0.760% 6.0918% 5/15/38 (b)(c)(d)	340,123	337,572
Series 2022-IND Class A, CME Term SOFR 1 Month Index + 1.490% 6.8163% 4/15/37 (b)(c)(d)	3,616,251	3,620,772
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 6.3382% 2/15/39 (b)(c)(d)	4,533,018	4,510,353
Class B, CME Term SOFR 1 Month Index + 1.310% 6.6376% 2/15/39 (b)(c)(d)	1,615,168	1,599,016
Class C, CME Term SOFR 1 Month Index + 1.560% 6.887% 2/15/39 (b)(c)(d)	1,615,168	1,599,122
Class D, CME Term SOFR 1 Month Index + 1.960% 7.2861% 2/15/39 (b)(c)(d)	1,615,168	1,592,959
Series 2023-XL3:
Class A, CME Term SOFR 1 Month Index + 1.760% 7.0868% 12/9/40 (b)(c)(d)	2,584,000	2,600,061
Class B, CME Term SOFR 1 Month Index + 2.190% 7.5161% 12/9/40 (b)(c)(d)	571,000	575,454
Class C, CME Term SOFR 1 Month Index + 2.640% 7.9655% 12/9/40 (b)(c)(d)	309,000	311,410
floater sequential payer:
Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3713% 4/15/34 (b)(c)(d)	5,401,930	5,396,234
Series 2024-XL5 Class A, CME Term SOFR 1 Month Index + 1.390% 6.6917% 3/15/41 (b)(c)(d)	9,391,000	9,395,726
Series 2019-OC11 Class XA, 0.742% 12/9/41 (b)(c)(i)	61,700,000	2,145,161
BX Commercial Mortgage Trust 2024-Xl4:
floater:
Series 2024-XL4 Class B, CME Term SOFR 1 Month Index + 1.790% 7.1169% 2/15/39 (b)(c)(d)	499,000	498,687
Series 2024-XL5:
Class B, CME Term SOFR 1 Month Index + 1.690% 6.9912% 3/15/41 (b)(c)(d)	1,604,000	1,602,997
Class C, CME Term SOFR 1 Month Index + 1.940% 7.2409% 3/15/41 (b)(c)(d)	2,130,000	2,127,336
floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7674% 2/15/39 (b)(c)(d)	3,982,000	3,986,944
BX Trust floater:
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4903% 8/15/39 (b)(c)(d)	2,285,288	2,291,001
Series 2022-IND:
Class B, CME Term SOFR 1 Month Index + 1.940% 7.2653% 4/15/37 (b)(c)(d)	1,843,542	1,845,847
Class C, CME Term SOFR 1 Month Index + 2.290% 7.6153% 4/15/37 (b)(c)(d)	416,223	416,483
Class D, CME Term SOFR 1 Month Index + 2.830% 8.1643% 4/15/37 (b)(c)(d)	348,524	348,960
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, CME Term SOFR 1 Month Index + 1.360% 6.693% 12/15/37 (b)(c)(d)	300,000	300,000
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	5,401,623	4,885,617
Citigroup Commercial Mortgage Trust sequential payer:
Series 2016-C1 Class A4, 3.209% 5/10/49	400,000	381,703
Series 2020-GC46 Class AAB, 2.614% 2/15/53	700,000	655,158
COMM Mortgage Trust sequential payer:
Series 2014-CR18 Class A5, 3.828% 7/15/47	557,576	555,035
Series 2015 LC19 Class A3, 2.922% 2/10/48	3,004,392	2,959,403
COMM Trust sequential payer Series 2017-COR2 Class ASB, 3.317% 9/10/50	485,372	469,705
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, CME Term SOFR 1 Month Index + 1.020% 6.353% 5/15/36 (b)(c)(d)	493,772	493,773
Class B, CME Term SOFR 1 Month Index + 1.270% 6.603% 5/15/36 (b)(c)(d)	2,354,143	2,352,504
Class C, CME Term SOFR 1 Month Index + 1.470% 6.803% 5/15/36 (b)(c)(d)	1,760,620	1,758,969
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	1,057,639	982,942
DTP Commercial Mortgage Trust 2023-Ste2 sequential payer Series 2023-STE2 Class A, 5.6485% 1/15/41 (b)(c)	775,000	777,274
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1415% 11/15/38 (b)(c)(d)	6,763,069	6,703,892
Class B, CME Term SOFR 1 Month Index + 1.230% 6.5607% 11/15/38 (b)(c)(d)	898,954	890,526
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 6.5195% 7/15/38 (b)(c)(d)	1,539,607	1,539,123
Class B, CME Term SOFR 1 Month Index + 1.490% 6.8195% 7/15/38 (b)(c)(d)	1,168,419	1,168,639
Class C, CME Term SOFR 1 Month Index + 1.810% 7.1395% 7/15/38 (b)(c)(d)	862,143	861,335
Class D, CME Term SOFR 1 Month Index + 2.360% 7.6895% 7/15/38 (b)(c)(d)	1,736,172	1,734,001
Freddie Mac:
sequential payer:
Series 2015-K049 Class A2, 3.01% 7/25/25	323,000	314,537
Series 2016-K054 Class A2, 2.745% 1/25/26	1,736,961	1,673,110
Series 2016-K055 Class A2, 2.673% 3/25/26	3,500,000	3,357,184
Series 2020-K117 Class A2, 1.406% 8/25/30	1,300,000	1,072,648
Series 2021-K126 Class A2, 2.074% 1/25/31	2,700,000	2,304,830
Series 2021-K127 Class A2, 2.108% 1/25/31	2,500,000	2,137,638
Series 2022-K750 Class A2, 3% 9/25/29	11,081,000	10,258,577
Series 2023-K751 Class A2, 4.412% 3/25/30	500,000	493,095
Series 2023-K752 Class A2, 4.284% 7/25/30	1,800,000	1,760,654
Series 2023-K754 Class A2, 4.94% 11/25/30	700,000	709,166
Series 2024-K517 Class A2, 5.355% 1/25/29	4,100,000	4,212,500
Series 2024-K518 Class A2, 5.4% 1/25/29	1,500,000	1,542,489
Series K058 Class A2, 2.653% 8/25/26	2,700,000	2,571,407
Series 2022 K748 Class A2, 2.26% 1/25/29	1,700,000	1,529,227
Series K047 Class A2, 3.329% 5/25/25	2,827,416	2,769,062
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, CME Term SOFR 1 Month Index + 2.060% 7.3895% 9/15/31 (b)(c)(d)	1,199,390	1,193,801
Series 2021-IP:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3905% 10/15/36 (b)(c)(d)	3,667,747	3,616,169
Class B, CME Term SOFR 1 Month Index + 1.260% 6.5905% 10/15/36 (b)(c)(d)	544,915	530,993
Class C, CME Term SOFR 1 Month Index + 1.660% 6.9905% 10/15/36 (b)(c)(d)	449,243	432,423
sequential payer:
Series 2015-GC34 Class A3, 3.244% 10/10/48	178,110	172,640
Series 2017-GS6 Class A2, 3.164% 5/10/50	285,776	268,318
Series 2017-GS8 Class AAB, 3.313% 11/10/50	965,131	937,053
Series 2018-GS10:
Class A4, 3.89% 7/10/51	600,000	570,984
Class A5, 4.155% 7/10/51	300,000	280,784
Class AAB, 4.106% 7/10/51	168,433	164,600
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.8136% 8/15/39 (b)(c)(d)	6,086,000	6,116,430
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME Term SOFR 1 Month Index + 0.590% 5.9218% 4/15/37 (b)(c)(d)	1,439,036	1,374,279
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2015-C33 Class A3, 3.5043% 12/15/48	338,448	328,647
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class ASB, 3.4743% 12/15/49	1,998,946	1,944,920
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	277,000	256,213
Class CFX, 4.9498% 7/5/33 (b)	505,398	407,077
Class DFX, 5.3503% 7/5/33 (b)	715,868	551,147
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6206% 5/15/39 (b)(c)(d)	5,702,564	5,652,667
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1192% 5/15/39 (b)(c)(d)	4,064,838	4,014,028
Class C, CME Term SOFR 1 Month Index + 2.090% 7.4185% 5/15/39 (b)(c)(d)	2,311,651	2,276,976
Class D, CME Term SOFR 1 Month Index + 2.540% 7.8672% 5/15/39 (b)(c)(d)	2,054,528	1,960,367
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1395% 3/15/38 (b)(c)(d)	3,052,860	3,018,827
Class B, CME Term SOFR 1 Month Index + 0.990% 6.3195% 3/15/38 (b)(c)(d)	982,134	969,243
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5395% 3/15/38 (b)(c)(d)	617,740	609,439
Class D, CME Term SOFR 1 Month Index + 1.510% 6.8395% 3/15/38 (b)(c)(d)	859,367	847,550
Class E, CME Term SOFR 1 Month Index + 1.860% 7.1895% 3/15/38 (b)(c)(d)	751,109	734,209
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, CME Term SOFR 1 Month Index + 1.290% 6.623% 8/15/33 (b)(c)(d)(k)	1,961,058	1,322,668
Class C, CME Term SOFR 1 Month Index + 1.540% 6.873% 8/15/33 (b)(c)(d)(k)	4,723,251	2,620,199
sequential payer:
Series 2017-HR2 Class A3, 3.33% 12/15/50	495,441	465,044
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	4,757,881	4,498,128
Series 2018-H4 Class A4, 4.31% 12/15/51	4,407,809	4,246,122
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (b)(c)	687,483	633,974
Class C, 3.1771% 11/10/36 (b)(c)	659,666	595,444
Natixis Commercial Mortgage Securities Trust sequential payer Series 2020-2PAC Class A, 2.966% 12/15/38 (b)	2,402,749	2,179,279
Open Trust 2023-Air sequential payer Series 2023-AIR:
Class A, CME Term SOFR 1 Month Index + 3.080% 8.4144% 10/15/28 (b)(c)(d)	2,224,705	2,246,952
Class B, CME Term SOFR 1 Month Index + 3.830% 9.1633% 10/15/28 (b)(c)(d)	1,340,564	1,350,508
OPG Trust floater Series 2021-PORT Class A, CME Term SOFR 1 Month Index + 0.590% 5.9245% 10/15/36 (b)(c)(d)	6,544,456	6,458,560
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	1,473,436	1,499,937
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.3253% 2/15/39 (b)(c)(d)	1,190,000	1,146,392
Class C, CME Term SOFR 1 Month Index + 2.650% 7.9753% 2/15/39 (b)(c)(d)	619,000	588,743
SREIT Trust floater:
Series 2021-FLWR Class A, CME Term SOFR 1 Month Index + 0.690% 6.016% 7/15/36 (b)(c)(d)	1,392,068	1,378,147
Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1706% 11/15/38 (b)(c)(d)	6,766,211	6,717,350
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5196% 11/15/38 (b)(c)(d)	2,984,257	2,963,224
Class C, CME Term SOFR 1 Month Index + 1.440% 6.7688% 11/15/38 (b)(c)(d)	1,556,296	1,544,624
Class D, CME Term SOFR 1 Month Index + 1.690% 7.018% 11/15/38 (b)(c)(d)	1,022,864	1,014,553
UBS Commercial Mortgage Trust sequential payer Series 2018-C9 Class A4, 4.117% 3/15/51	300,000	280,931
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	3,269,943	2,650,079
Series 2020-LAB Class B, 2.453% 10/10/42 (b)	256,512	206,912
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6405% 5/15/31 (b)(c)(d)	2,496,000	2,447,705
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	1,900,655	1,853,859
Series 2016-LC25 Class A3, 3.374% 12/15/59	969,793	928,960
Series 2021-C61 Class ASB, 2.525% 11/15/54	200,000	180,515
Series 2018-C48 Class A5, 4.302% 1/15/52	2,174,228	2,101,081
Wells Fargo Commercial Mtg Trust 2020-C sequential payer Series 2020-C55 Class ASB, 2.651% 2/15/53	500,000	467,458
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $279,776,793)		272,045,358

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
Emirate of Abu Dhabi 3.875% 4/16/50 (b)	3,236,000	2,587,182
Kingdom of Saudi Arabia:
3.25% 10/22/30 (b)	1,788,000	1,624,845
4.5% 4/22/60 (b)	1,363,000	1,122,771
State of Qatar 4.4% 4/16/50 (b)	4,036,000	3,573,121
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $12,022,338)		8,907,919

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
Discover Bank 5.974% 8/9/28 (c)	1,567,000	1,558,807
KeyBank NA 6.95% 2/1/28	800,000	821,866
Regions Bank 6.45% 6/26/37	4,383,000	4,513,785
TOTAL BANK NOTES (Cost $8,479,013)		6,894,458

Fixed-Income Funds - 1.8%
	Shares	Value ($)
Fidelity Specialized High Income Central Fund (l) (Cost $76,757,899)	833,219	71,973,500

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (m) (Cost $86,344,393)	86,327,487	86,344,753

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.0%
Option on an interest rate swap with Citibank N.A. to pay annually a fixed rate of 3.755% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/19/29	2,500,000	94,583
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.3525% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	2,800,000	128,878
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.8225% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	11,900,000	321,500

TOTAL PUT OPTIONS			544,961
Call Options - 0.0%
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.755% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/19/29	2,500,000	103,725
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.3525% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	2,800,000	51,379
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.8225% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	11,900,000	442,961

TOTAL CALL OPTIONS			598,065
TOTAL PURCHASED SWAPTIONS (Cost $1,280,688)			1,143,026

TOTAL INVESTMENT IN SECURITIES - 113.7% (Cost $5,051,126,484)	4,658,851,164
NET OTHER ASSETS (LIABILITIES) - (13.7)%	(561,645,107)
NET ASSETS - 100.0%	4,097,206,057

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 4/1/54	(25,000)	(20,483)
2% 4/1/54	(7,600,000)	(6,226,834)
2% 4/1/54	(3,750,000)	(3,072,451)
2% 4/1/54	(11,200,000)	(9,176,386)
2% 4/1/54	(14,750,000)	(12,084,973)
2% 4/1/54	(125,000)	(102,415)
2% 4/1/54	(2,875,000)	(2,355,546)
2.5% 4/1/54	(9,400,000)	(8,005,705)
2.5% 4/1/54	(8,900,000)	(7,579,869)
3% 4/1/54	(12,000,000)	(10,584,222)
5% 4/1/54	(5,200,000)	(5,111,396)
5.5% 4/1/54	(4,100,000)	(4,097,586)
6.5% 4/1/54	(5,250,000)	(5,337,261)
6.5% 4/1/54	(5,800,000)	(5,896,402)
6.5% 4/1/54	(4,200,000)	(4,269,809)

TOTAL GINNIE MAE		(83,921,338)

Uniform Mortgage Backed Securities
2% 4/1/54	(2,500,000)	(1,977,866)
2% 4/1/54	(29,900,000)	(23,655,280)
2% 4/1/54	(13,900,000)	(10,996,936)
2% 4/1/54	(6,850,000)	(5,419,354)
2.5% 4/1/54	(4,700,000)	(3,885,028)
2.5% 4/1/54	(4,500,000)	(3,719,707)
2.5% 4/1/54	(2,650,000)	(2,190,494)
2.5% 4/1/54	(500,000)	(413,301)
2.5% 4/1/54	(700,000)	(578,621)
3% 4/1/54	(28,900,000)	(24,869,805)
3% 4/1/54	(4,100,000)	(3,528,242)
3% 4/1/54	(5,600,000)	(4,819,063)
3% 4/1/54	(2,700,000)	(2,323,477)
3% 4/1/54	(2,100,000)	(1,807,148)
3% 4/1/54	(5,500,000)	(4,733,008)
3.5% 4/1/54	(3,400,000)	(3,042,070)
4% 4/1/54	(3,400,000)	(3,148,453)
4% 4/1/54	(5,200,000)	(4,815,281)
4.5% 4/1/54	(1,600,000)	(1,523,563)
4.5% 4/1/54	(1,100,000)	(1,047,449)
5% 4/1/54	(1,100,000)	(1,073,617)
5% 4/1/54	(900,000)	(878,414)
5% 4/1/54	(4,800,000)	(4,684,875)
5.5% 4/1/54	(2,750,000)	(2,736,787)
5.5% 4/1/54	(1,800,000)	(1,791,352)
5.5% 4/1/54	(6,175,000)	(6,145,331)
5.5% 4/1/54	(225,000)	(223,919)
5.5% 5/1/54	(7,200,000)	(7,165,125)
6% 4/1/54	(200,000)	(201,898)
6% 4/1/54	(1,350,000)	(1,362,814)
6% 4/1/54	(200,000)	(201,898)
6% 4/1/54	(2,100,000)	(2,119,934)
6% 4/1/54	(2,600,000)	(2,624,680)
6% 4/1/54	(3,900,000)	(3,937,020)
6% 4/1/54	(2,200,000)	(2,220,883)
6% 4/1/54	(7,100,000)	(7,167,395)
6% 4/1/54	(4,000,000)	(4,037,969)
6% 4/1/54	(3,375,000)	(3,407,036)
6.5% 4/1/54	(12,000,000)	(12,257,813)
6.5% 4/1/54	(6,100,000)	(6,231,055)
6.5% 4/1/54	(1,500,000)	(1,532,227)
6.5% 4/1/54	(3,900,000)	(3,983,789)
6.5% 4/1/54	(4,700,000)	(4,800,977)
6.5% 4/1/54	(4,750,000)	(4,852,051)
6.5% 4/1/54	(3,375,000)	(3,447,510)
6.5% 4/1/54	(2,600,000)	(2,655,859)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(200,236,374)

TOTAL TBA SALE COMMITMENTS (Proceeds $283,971,832)		(284,157,712)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	56	Jun 2024	11,451,125	(8,246)	(8,246)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	3	Jun 2024	387,000	8,946	8,946

TOTAL PURCHASED					700

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	220	Jun 2024	24,375,313	(27,894)	(27,894)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	77	Jun 2024	8,240,203	28,470	28,470
CBOT Long Term U.S. Treasury Bond Contracts (United States)	64	Jun 2024	7,708,000	(74,901)	(74,901)

TOTAL SOLD					(74,325)

TOTAL FUTURES CONTRACTS					(73,625)
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
The notional amount of futures sold as a percentage of Net Assets is 1.0%

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(3)	Value ($)(1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	530,000	2,627	(4,768)	(2,141)
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,110,000	5,502	(11,961)	(6,459)
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,150,000	10,658	(34,505)	(23,847)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	490,000	72,056	(129,484)	(57,428)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	230,000	33,822	(53,331)	(19,509)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	340,000	49,998	(76,227)	(26,229)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	500,000	73,527	(138,072)	(64,545)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	130,000	19,117	(39,527)	(20,410)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	530,000	77,938	(134,654)	(56,716)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	250,000	36,763	(67,249)	(30,486)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	250,000	36,763	(72,110)	(35,347)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	460,000	67,645	(114,799)	(47,154)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	120,000	17,646	(28,507)	(10,861)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	210,000	30,881	(48,549)	(17,668)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	300,000	44,116	(50,773)	(6,657)
CMBX N.A. BBB- Index Series 17		Dec 2056	Citigroup Global Markets Ltd.	(3%)	Monthly	200,000	24,040	(32,765)	(8,725)
CMBX N.A. BBB- Index Series 17		Dec 2056	JPMorgan Securities LLC	(3%)	Monthly	600,000	72,120	(80,022)	(7,902)
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	300,000	36,060	(42,321)	(6,261)
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	400,000	48,080	(57,835)	(9,755)

TOTAL BUY PROTECTION							759,359	(1,217,459)	(458,100)
Sell Protection
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	1,840,000	(9,121)	41,841	32,720
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	3,160,000	(15,664)	73,899	58,235
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Morgan Stanley Capital Services LLC	0.5%	Monthly	500,000	(5,134)	8,413	3,279
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly	1,510,000	(20,925)	64,643	43,718

TOTAL SELL PROTECTION							(50,844)	188,796	137,952
TOTAL CREDIT DEFAULT SWAPS							708,515	(1,028,663)	(320,148)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Jun 2026	40,000,000	74,769	0	74,769
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Jun 2027	7,154,000	16,049	0	16,049
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Jun 2029	4,906,000	14,174	0	14,174
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Jun 2031	25,660,000	80,489	0	80,489
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Jun 2044	3,749,000	18,263	0	18,263
TOTAL INTEREST RATE SWAPS							203,744	0	203,744

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $650,483,586 or 15.9% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $838,407.
(f)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $2,461,469.
(g)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $159,952.

(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(k)	Level 3 security
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	75,335,255	272,400,406	261,390,908	1,323,372	-	-	86,344,753	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	-	56,815,116	56,815,116	7,223	-	-	-	0.0%
Fidelity Specialized High Income Central Fund	71,071,422	1,046,771	-	1,046,835	-	(144,693)	71,973,500	15.5%
Total	146,406,677	330,262,293	318,206,024	2,377,430	-	(144,693)	158,318,253

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Foreign Government and Government Agency Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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